Santander Group	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about business combination [abstract]
Santander Group

2.    Santander Group

Appendices I, II and III to the consolidated annual accounts for the year ended December 31, 2018 provide relevant information on the Group companies at that date and on the companies accounted for under the equity method.

Also, Note 3 to the aforementioned consolidated annual accounts includes a description of the most significant acquisitions and disposals of companies performed by the Group in 2018, 2017 and 2016.

The most significant transactions performed during the first semester of 2019 or pending at June 30, 2019 are as follows:

Reorganization of the banking insurance business, asset management and pension plans in Spain

On June 24, 2019, Banco Santander, S.A. has reached an agreement with the Allianz Group to terminate the agreement that Banco Popular Español, S.A. (“Banco Popular”) held in Spain with the Allianz Group for the exclusive distribution of certain life insurance products, non-life insurance products, collective investment institutions, and pension plans through the Banco Popular network (the “Termination Agreement”).

The Termination Agreement will entail the payment by Santander Group of EUR 936.5 million (including any dividend prior to the closing of the transaction).

It is expected that, upon completion of the Termination Agreement and subject to the satisfaction of certain conditions, 51% of life-risk insurance business and 51% of the future Non-life Insurance Business coming from the Banco Popular network and not transferred to Mapfre (by virtue of the agreement indicated below), will be acquired by Aegon. This acquisition will be executed according to Note 3.b.vi disclosure of the 2018 consolidated annual accounts.

In addition, by virtue of the agreement reached between Banco Santander and Mapfre dated January 21,  2019, 50.01% of the motor insurance, multi-risk business, multi-risk SMEs and civil liability insurance for enterprises businesses in the entire Banco Santander network in Spain will be, subject to the satisfaction of certain conditions and authorizations, acquired by Mapfre.

Offer to acquire shares of Banco Santander Mexico, S.A., Institución de Banca Multiple, Grupo Financiero Santander México

On April 12, 2019, Banco Santander, S.A. announced its intention to make an offer to acquire all the shares of Banco Santander Mexico, S.A., Institución de Banca Multiple, Grupo Financiero Santander México ("Santander México") which are not owned by Grupo Santander, representing approximately 25% of the share capital of Santander México.

The shareholders accepting the offer will receive 0.337 newly issued shares of Banco Santander, S.A. per share of Santander México and 1.685 American Depositary Shares (ADSs) of Banco Santander, S.A. per ADS of Santander México (the "Exchange Ratio").

If all the shares held by minority shareholders accept the offer, Banco Santander, S.A. would issue approximately 571 million shares, representing 3.5% of the share capital at the date of communication of the offer.

On June 17, 2019, the Board of Directors decided to call an Extraordinary Shareholders General Meeting on July 23, 2019 to approve the capital increase for the acquisition of the aforementioned shares; following this approval, the execution and the settlement of the transaction is expected.

Agreement with Crédit Agricole S.A. on the depositary and custody business

On April 17, 2019, Banco Santander, S.A. announced that it had signed a memorandum of understanding with Crédit Agricole S.A. with the purpose of combining CACEIS and its subsidiaries (the “CACEIS Group”), which is wholly-owned by Crédit Agricole S.A., with Santander Securities Services, S.A.U. and its subsidiaries (the “S3 Group”), which is wholly-owned by Banco Santander, S.A.

Under the transaction Santander Group will contribute 100% of the S3 Group’s operations in Spain and 49.99% of its operations in Latin America to CACEIS Group, in exchange for 30.5% of the share capital and voting rights of CACEIS Group. The remaining 69.5% would continue to be held by Crédit Agricole S.A. The Latin American operations of the S3 Group would be jointly controlled by CACEIS Group and the Santander Group.

On June 27, 2019 the final agreements were signed following the required prior consultation with the relevant works councils at Credit Agricole, S.A. and the CACEIS Group. The completion of the transaction is expected to take place in throughout the second half of 2019 and is subject to customary closing conditions, including to obtaining the necessary regulatory approvals.